Income Taxes - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [abstract]
Net change in fair value of available-for-sale financial assets, before tax		₩ (77)	₩ (288)
Remeasurements of net defined benefit liabilities (assets), before tax	₩ (16,260)	155,346	(110,257)
Foreign currency translation differences for foreign operations, before tax	(231,738)	(90,503)	44,913
Change in equity of equity method investee, before tax	1,346	(5,216)	18,569
Other comprehensive income, before tax	(246,652)	59,550	(47,063)
Net change in fair value of available-for-sale financial assets, tax benefit (expense)		19	70
Remeasurements of net defined benefit liabilities (assets), tax benefit (expense)	9,259	(37,594)	26,682
Foreign currency translation differences for foreign operations, tax benefit (expense)			144
Change in equity of equity method investee, tax benefit (expense)	0	0	0
Other comprehensive income, tax benefit (expense)	9,259	(37,575)	26,896
Net change in fair value of available-for-sale financial assets, net of tax		(58)	(218)
Remeasurements of net defined benefit liabilities (assets), net of tax	(7,001)	117,752	(83,575)
Foreign currency translation differences for foreign operations, net of tax	(231,738)	(90,503)	45,057
Change in equity of equity method investee, net of tax	1,346	(5,216)	18,569
Other comprehensive income (loss) for the year, net of income tax	₩ (237,393)	₩ 21,975	₩ (20,167)